Debt - Financing Costs, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Interest expense	$ 560	$ 501	$ 430
Amortization of deferred loan costs	8	7	5
Capitalized interest	(364)	(323)	(251)
Gain on extinguishment of debt	(16)
Interest income	(11)	(13)	(12)
Financing costs, net	$ 177	$ 172	$ 172